UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 04527)

Exact name of registrant as specified in charter:	Putnam Minnesota Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: May 31, 2010

Date of reporting period: February 28, 2010

Item 1. Schedule of Investments:

Putnam Minnesota Tax Exempt Income Fund

The fund's portfolio
2/28/10 (Unaudited)

Key to holding's abbreviations
AGM -- Assured Guaranty Municipal Corporation
AGO -- Assured Guaranty, Ltd.
AMBAC -- AMBAC Indemnity Corporation
COP -- Certificates of Participation
FGIC -- Financial Guaranty Insurance Company
G.O. Bonds -- General Obligation Bonds
GNMA Coll. -- Government National Mortgage Association Collateralized
NATL -- National Public Finance Guarantee Corp.
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (99.5%)(a)
	Rating(RAT)	Principal amount	Value

Minnesota (97.5%)
Alexandria, G.O. Bonds (Indpt. School Dist. No. 206),
Ser. A, AGM, 5s, 2/1/22	Aa2	$1,000,000	$1,118,970
Anoka Cnty., G.O. Bonds, Ser. A
5s, 2/1/24	Aa2	620,000	685,119
5s, 2/1/24	AAA	470,000	522,795
Arden Hills, Hsg. & Hlth. Care Facs. VRDN
(Presbyterian Homes), Ser. A, 0.14s, 9/1/29	A-1+	400,000	400,000
Becker, Poll. Control Rev. Bonds (Northern States
Pwr.), Ser. A, 8 1/2s, 3/1/19	A1	1,000,000	1,163,560
Big Lake, G.O. Bonds (Indpt. School Dist. No. 728),
Ser. C, AGM, 5s, 2/1/21	Aa2	1,560,000	1,587,940
Brainerd, G.O. Bonds (Indpt. School Dist. No. 181),
Ser. A
FGIC, NATL, 5s, 2/1/20 (Prerefunded)	Aa2	1,000,000	1,102,370
4s, 2/1/21 (FWC)	AAA	500,000	537,615
Burnsville, G.O. Bonds (Indpt. School Dist. No. 191),
Ser. A, 5s, 2/1/25	A1	865,000	951,448
Cohasset, Poll. Control Rev. Bonds (Allete, Inc.),
4.95s, 7/1/22	A2	1,000,000	1,007,680
Dakota Cnty., Cmnty. Dev. Agcy. Governmental Hsg. Dev.
G.O. Bonds (Sr. Hsg. Fac.), 5s, 1/1/21	Aaa	1,000,000	1,039,620
Douglas Cnty., Gross Hlth. Care Fac. Rev. Bonds
(Douglas Cnty. Hosp.), Ser. A, 6 1/4s, 7/1/38	BBB-	1,250,000	1,293,875
Duluth, Econ. Dev. Auth. Hlth. Care Fac. Rev. Bonds
(BSM Properties, Inc.), Ser. A, 5 7/8s, 12/1/28	B+/P	75,000	59,708
East Grand Forks, Poll. Rev. Bonds (American Crystal
Sugar), Ser. A, 6s, 4/1/18	BBB+	750,000	735,653
Farmington, G.O. Bonds (Indpt. School Dist. No. 192),
Ser. B, AGM, 5s, 2/1/19	Aa2	1,080,000	1,200,506
Hennepin Cnty., Sales Tax Rev. Bonds
(Ball Park), Ser. B, 5s, 12/15/26	AA+	3,855,000	4,166,636
4 3/4s, 12/15/29	AAA	500,000	527,580
Intl. Falls, Poll. Control Rev. Bonds (Boise Cascade
Corp.), 5.65s, 12/1/22	B	350,000	263,830
Maple Grove, G.O. Bonds, Ser. A, 5s, 2/1/22	Aa1	2,575,000	2,870,404
Maple Grove, Hlth. Care Syst. Rev. Bonds (Maple Grove
Hosp. Corp.), 5 1/4s, 5/1/37	A3	1,500,000	1,448,460
Martin Cnty., Hosp. Rev. Bonds (Fairmont Cmnty. Hosp.
Assn.), 6 5/8s, 9/1/22	BBB-/P	1,250,000	1,255,525
Minneapolis & St. Paul, Metro. Arpt. Comm. Rev. Bonds
Ser. A, NATL, 5s, 1/1/28	A	1,160,000	1,176,704
Ser. B, 5s, 1/1/22	AA-	1,250,000	1,294,125
Ser. A, NATL, 5s, 1/1/21	A	1,500,000	1,551,825
Minneapolis, Multi-Fam. Rev. Bonds (East Bank), GNMA
Coll., 5 3/4s, 10/20/42	Aaa	700,000	713,370
Minnetonka, COP (Indpt. School Dist. No. 276), Ser. E,
5s, 3/1/29	Aa2	350,000	363,615
Minnetonka, G.O. Bonds (Indpt. School Dist. No. 276)
Ser. E, 5s, 2/1/28	AAA	1,500,000	1,635,855
Ser. B, AGM, zero %, 2/1/23	AAA	3,600,000	2,045,592
MN Agricultural & Econ. Dev. Board Rev. Bonds
(Evangelical Lutheran Good Samaritan Society), 6 5/8s,
8/1/25	A3	795,000	815,129
(Hlth. Care Syst.), Ser. A, NATL, 5 1/2s, 11/15/17	A2	610,000	611,037
(Hlth. Care), Ser. C-1, AGO, 5s, 2/15/30	AAA	1,000,000	1,011,700
MN State G.O. Bonds
5s, 8/1/24	AAA	1,500,000	1,605,750
Ser. A, 5s, 12/1/18	AAA	1,000,000	1,183,170
MN State Higher Ed. Fac. Auth. Rev. Bonds
(U. of St. Thomas), Ser. 6-W, 6s, 10/1/30	A2	1,500,000	1,624,155
(Bethel U.), Ser. 6-R, 5 1/2s, 5/1/37	BBB-/P	1,000,000	901,260
(The College of St. Catherine), Ser. 5-N1, 5 3/8s,
10/1/32	Baa1	500,000	466,865
(U. St. Thomas), Ser. 6-X, 5 1/4s, 4/1/39	A2	500,000	507,950
(College of St. Benedict), Ser. 5-W, 5 1/4s, 3/1/24	Baa1	250,000	250,753
(U. of St. Thomas), Ser. 7-A, 5s, 10/1/39	A2	500,000	497,685
(St. Olaf College), Ser. 6-0, 5s, 10/1/20	A2	1,000,000	1,068,030
(The College of St. Catherine), Ser. 5-N1, 5s, 10/1/18	Baa1	500,000	500,340
(St. John's U.), Ser. 6-G, 5s, 10/1/15	A2	1,525,000	1,692,125
(St. John's U.), Ser. 6-U, 4 3/4s, 10/1/33	A2	500,000	484,130
MN State Higher Ed. Fac. Auth. VRDN (St. Olaf College)
Ser. 5-M2, 0.14s, 10/1/20	VMIG1	400,000	400,000
Ser. 5-M1, 0.14s, 10/1/32	VMIG1	1,600,000	1,600,000
MN State Hsg. Fin. Agcy. Rev. Bonds
(Res. Hsg. Fin.), Ser. M, 5 3/4s, 1/1/37	Aa1	1,700,000	1,745,900
(Res. Hsg. Fin.), Ser. E, 5.1s, 1/1/40	Aa1	1,000,000	1,006,570

(Res. Hsg.), Ser. H, 5s, 1/1/36	Aa1	515,000	512,976
(Res. Hsg. Fin.), Ser. B, 4.9s, 7/1/37	Aa1	2,000,000	1,896,100
(Res. Hsg. Fin.), Ser. L, 4.9s, 7/1/22	Aa1	1,995,000	2,069,593
(Res. Hsg.), Ser. H, 4 3/8s, 1/1/14	Aa1	360,000	371,570
MN State Muni. Pwr. Agcy. Elec. Rev. Bonds
5 1/4s, 10/1/27	A3	1,000,000	1,046,360
5s, 10/1/30	A3	500,000	506,530
Monticello-Big Lake Cmnty., Hosp. Dist. Gross Rev.
Bonds (Hlth. Care Fac.), Ser. A, 4.8s, 12/1/18	BBB/P	500,000	504,265
North Oaks, Sr. Hsg. Rev. Bonds (Presbyterian Homes),
6 1/8s, 10/1/39	BB/P	315,000	308,870
Northern Muni. Pwr. Agcy. Elec. Syst. Rev. Bonds,
Ser. A, AGO, 5s, 1/1/21	AAA	1,000,000	1,075,630
Northfield, Hosp. Rev. Bonds
Ser. C, 6s, 11/1/31 (Prerefunded)	AAA/P	1,000,000	1,083,710
5 3/8s, 11/1/26	BBB-	750,000	738,990
5 1/4s, 11/1/21	BBB-	500,000	501,355
Olmsted Cnty., Hlth. Care Fac. Rev. Bonds (Olmsted
Med. Ctr.), 5.55s, 7/1/19	BBB-/F	800,000	797,632
Ramsey Cnty., Hsg. & Redev. Auth. Multi-Fam. Rev.
Bonds (Hanover Townhouses), 6s, 7/1/31	Aa1	1,150,000	1,160,672
Rocori Area Schools, G.O. Bonds (Indpt. School Dist.
No. 750), Ser. B, 5s, 2/1/28	AAA	525,000	567,693
Roseville, G.O. Bonds (Indpt. School Dist. No. 623),
Ser. A, AGM, 5s, 2/1/25	Aa2	2,000,000	2,027,320
Sartell, Env. Impt. Rev. Bonds, Ser. A, 5.2s, 6/1/27	BBB	500,000	482,305
Sauk Rapids, G.O. Bonds (Indpt. School Dist. No. 047),
Ser. B, AGM, zero %, 2/1/11	Aa2	1,000,000	989,160
Southern MN Muni. Pwr. Agcy. Syst. Rev. Bonds, Ser. A
5 1/4s, 1/1/30	A+	750,000	782,782
NATL, zero %, 1/1/24	A2	2,000,000	1,100,080
St. Cloud, Hlth. Care Rev. Bonds
(St. Cloud Hosp. Oblig. Group), Ser. A, AGM, 6 1/4s,
5/1/17	Aa3	1,500,000	1,529,580
(Centracare Hlth. Syst.), AGO, 5 3/8s, 5/1/31	Aa3	1,000,000	1,043,660
St. Louis Park, Hlth. Care Fac. Rev. Bonds (Nicollet
Hlth. Svcs.)
5 3/4s, 7/1/39	A	500,000	499,250
Ser. C, 5 3/4s, 7/1/30	A	1,000,000	1,009,120
St. Paul, Hsg. & Redev. Auth. Rev. Bonds (Rossy &
Richard Shaller), Ser. A, 5.05s, 10/1/27	BB-/P	550,000	458,046
St. Paul, Hsg. & Redev. Auth. Hlth. Care Rev. Bonds
(Gillette Children's Specialty), 5s, 2/1/29	A-	1,000,000	963,240
(Allina Hlth. Syst.), Ser. A, NATL, 5s, 11/15/19	A1	1,000,000	1,050,090
St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev.
Bonds
(Regions Hosp.), 5.3s, 5/15/28	Baa1	1,515,000	1,456,718
(HealthPartners Oblig. Group), 5 1/4s, 5/15/36	Baa1	450,000	421,421
St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds
(Healtheast)
6s, 11/15/35	Ba1	500,000	453,345
Ser. B, 5.85s, 11/1/17	Ba1	750,000	749,873
St. Paul, Port Auth. Rev. Bonds (Brownfields Redev.),
Ser. 2, 4 1/2s, 3/1/27	AA+	1,305,000	1,349,292
St. Paul, Port Auth. Lease Rev. Bonds (Regions Hosp.
Pkg. Ramp), Ser. 1, 5s, 8/1/36	BBB/P	750,000	571,950
U. of MN Rev. Bonds
Ser. A, 5 3/4s, 7/1/17 (Prerefunded)	AA	2,160,000	2,612,822
Ser. A, 5 1/2s, 7/1/21 (Prerefunded)	AA	1,000,000	1,193,030
Ser. A, 5 1/4s, 4/1/29	Aa2	500,000	550,370
Ser. C, 5s, 12/1/21	Aa2	500,000	570,650
Ser. C, 4s, 2/1/16	Aa2	450,000	496,498
U. of MN VRDN, Ser. C, 0.23s, 12/1/36	VMIG1	800,000	800,000
Western MN Muni. Pwr. Agcy. Rev. Bonds, Ser. A, AMBAC,
5 1/2s, 1/1/16	A2	565,000	574,390
Winona, Hlth. Care Fac. Rev. Bonds (Winona Hlth.
Oblig. Group)
Ser. A, 6s, 7/1/34	BBB-	250,000	244,658
5s, 7/1/16	BBB-	425,000	423,377
5s, 7/1/15	BBB-	450,000	453,735
5s, 7/1/14	BBB-	425,000	432,076
			89,123,713

Ohio (2.0%)
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds,
Ser. A-2, 5 3/4s, 6/1/34	BBB	2,300,000	1,879,376
			1,879,376

TOTAL INVESTMENTS

Total investments (cost $88,002,158) (b)			$91,003,089

NOTES

(a) Percentages indicated are based on net assets of $91,427,102.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at February 28, 2010 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at February 28, 2010. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at February 28, 2010 and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $88,211,248, resulting in gross unrealized appreciation and depreciation of $3,539,756 and $747,915, respectively, or net unrealized appreciation of $2,791,841.

(FWC) Forward commitments, in part or in entirety.

At February 28, 2010, liquid assets totaling $535,525 have been segregated to cover certain derivatives contracts.

The rates shown on VRDN are the current interest rates at February 28, 2010.

The dates shown on debt obligations are the original maturity dates.

The fund had the following sector concentrations greater than 10% at February 28, 2010 (as a percentage of net assets):

Health care	22.9%
Local government	20.2
Education	11.4
Housing	10.2

The fund had the following insurance concentration greater than 10% at February 28, 2010 (as a percentage of net assets):

AGM	11.5%

Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of February 28, 2010:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Municipal bonds and notes	$--	$91,003,089	$--

Totals by level	$--	$91,003,089	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Minnesota Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: April 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: April 28, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: April 28, 2010